UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2012

Semi-Annual Repor t

Legg Mason

Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Lifestyle Series

Legg Mason Lifestyle Series

Legg Mason Lifestyle Series (“Lifestyle Series”) consists of four separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Lifestyle Series for the six-month reporting period ended July 31, 2012. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

Special shareholder notice

Effective June 5, 2012, the Legg Mason Global Asset Allocation (“LMGAA”) portfolio managers responsible for managing the assets of the Funds are Steven Bleiberg, Y. Wayne Lin and Patricia Duffy. LMGAA utilizes a team headed by Mr. Bleiberg to manage the assets of the Funds. Mr. Bleiberg (President and Chief Investment Officer of LMGAA) has been a portfolio manager for the Funds since 2003. Mr. Lin (Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA) and Ms. Duffy (Senior Analyst and Portfolio Manager of LMGAA) have been portfolio managers for the Funds since June 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

Legg Mason Lifestyle Series	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended July 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The second estimate for GDP growth in the second quarter was 1.7%. Moderating growth was partially due to weaker consumer spending, which rose only 1.7% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.3%. Unemployment then generally declined over the next three months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then increased to 8.2% in May and 8.3% in July. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales rose 2.3% on a seasonally adjusted basis in July 2012 versus the previous month. This represented the first monthly increase since April 2012. In addition, the NAR reported that the median existing-home price for all housing types was $187,300 in July 2012, up 9.4% from July 2011.

This marked the fifth consecutive month that home prices rose compared to the same period a year earlier and the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. The Institute for Supply Management’s PMI (“PMI”)ii in January 2012 was 54.1 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it remained in contraction territory.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2012 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “In the past three months, the global recovery, which was not strong to start with, has shown signs of further weakness.” The IMF now projects that global growth will fall from 3.9% in 2011 to 3.5% in 2012. From a regional perspective, the IMF now anticipates 2012 growth will be -0.3% in the Eurozone. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 6.2% in 2011 to 5.6% in 2012.

IV	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions – including low rates of resource utilization and a subdued outlook for inflation over the medium run – are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, on August 1, after the reporting period ended, the Fed said, “The [Federal Open Market] Committee will closely monitor incoming information on economic and financial developments and will provide additional accommodation as needed to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July 2012, the ECB then cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June and again in July.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While the U.S. stock market experienced a strong start and finish, it gave back a portion of its gains in the middle of the reporting period. Investor risk appetite was generally robust over the first two months of the period due to some better-than-

expected economic data and signs of progress in Europe. However, the market modestly weakened in April and then sold off sharply in May, following renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June and July, following some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended July 31, 2012, the S&P 500 Indexv returned 6.25%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended July 31, 2012, with the large-cap Russell 1000 Indexvi returning 5.54%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 2.03% and -0.03%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 4.81% and 5.37%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a negative return and lagged its U.S. counterpart during the six months ended July 31, 2012, returning -1.15%. This underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also experienced periods of volatility given the situation in Europe and fears of a hard economic landing for China’s economy. All told, during the six months ended July 31, 2012, the MSCI Emerging Markets Indexxii returned -4.83%.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.22% and 1.83%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first two months of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then generally moved lower during the remainder of the reporting period given renewed fears over the European

Legg Mason Lifestyle Series	V

sovereign debt crisis. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then edged higher late in the month due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on July 31, 2012, two-year Treasury yields were 0.23% and ten-year Treasury yields were 1.51%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, while the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiii Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June and July as investor sentiment improved. For the six months ended July 31, 2012, the Barclays U.S. Aggregate Indexxiv returned 2.88%.

Q. How did the high-yield market perform over the six months ended July 31, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate

High Yield — 2% Issuer Cap Indexxv, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, this proved to be a temporary setback. All told, the high-yield market gained 6.05% for the six months ended July 31, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. Despite posting weak results in May, the asset class produced strong results during the reporting period. During much of the first three months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to decline sharply in May 2012. The asset class then moved higher in June and July as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 9.82% over the six months ended July 31, 2012.

VI	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 85% seeks capital appreciation by seeking to maintain a target allocation of 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Lifestyle Allocation 85%, excluding sales charges, returned 2.58%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Lifestyle Allocation 85% Composite Benchmarkxviii, returned 2.88%, 5.10% and 2.93%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 2.87% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges)(unaudited)	6 months
Legg Mason Lifestyle Allocation 85%:
Class A	2.58%
Class B3	2.16%
Class C	2.38%
Class I	2.82%
Barclays U.S. Aggregate Index	2.88%
Russell 3000 Index	5.10%
Lifestyle Allocation 85% Composite Benchmark	2.93%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	2.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.49%, 2.40%, 2.06% and 1.19%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a Class during the same fiscal year if the Class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 571 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	VII

Legg Mason Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 70% seeks long-term growth of capital by seeking to maintain a target allocation of 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Lifestyle Allocation 70%, excluding sales charges, returned 3.27%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxix, returned 2.88%, 5.10% and 3.19%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 2.87% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 70%:
Class A	3.27%
Class B3	2.83%
Class C	2.98%
Class I	3.45%
Barclays U.S. Aggregate Index	2.88%
Russell 3000 Index	5.10%
Lifestyle Allocation 70% Composite Benchmark	3.19%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	2.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.33%, 2.22%, 2.01% and 1.10%, respectively

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment ranges of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 571 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 50% seeks a balance of growth of capital and income by seeking to maintain a target allocation of 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Lifestyle Allocation 50%, excluding sales charges, returned 3.62%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxx, returned 2.88%, 5.54% and 3.25%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 2.95% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 50%:
Class A	3.62%
Class B3	3.13%
Class C	3.30%
Barclays U.S. Aggregate Index	2.88%
Russell 1000 Index	5.54%
Lifestyle Allocation 50% Composite Benchmark	3.25%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[2]	2.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2011, the gross total annual operating expense ratios for Class A, Class B and Class C shares were 1.23%, 2.14% and 1.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 494 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	IX

Legg Mason Lifestyle Allocation 30%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 30% seeks income as a primary objective and long-term growth of capital as a secondary objective by seeking to maintain a target allocation of 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Lifestyle Allocation 30%, excluding sales charges, returned 3.70%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxxi, returned 2.88%, 5.54% and 3.33%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 3.17% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 30%:
Class A	3.70%
Class B3	3.32%
Class C♦	3.37%
Barclays U.S. Aggregate Index	2.88%
Russell 1000 Index	5.54%
Lifestyle Allocation 30% Composite Benchmark	3.33%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[2]	3.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class B and Class C♦ shares were 1.19%, 1.87% and 1.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 335 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

♦

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Lifestyle Series

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Lifestyle Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
xiii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

xix

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

xx

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

xxi

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Lifestyle Allocation 85% Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
11.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
11.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
10.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
10.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
9.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
6.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
6.8 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
4.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
3.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

2	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 70% Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
10.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
10.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
10.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
9.8 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
9.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
7.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
6.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
4.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
4.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
4.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

Legg Mason Lifestyle Series 2012 Semi-Annual Report	3

Legg Mason Lifestyle Allocation 50% Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
27.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
12.8 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
7.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
7.1 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
7.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
6.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
4.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
4.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
4.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
3.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care

4	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 30% Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
42.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
14.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
9.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
7.1 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials

†	Subject to change at any time

% of Total Long-Term Investments	Top 5 Sectors
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
4.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
4.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
3.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
3.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials

Legg Mason Lifestyle Series 2012 Semi-Annual Report	5

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 85%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.58%	$1,000.00	$1,025.80	0.70%	$3.53	Class A	5.00%	$1,000.00	$1,021.38	0.70%	$3.52
Class B	2.16	1,000.00	1,021.60	1.55	7.79	Class B	5.00	1,000.00	1,017.16	1.55	7.77
Class C	2.38	1,000.00	1,023.80	1.24	6.24	Class C	5.00	1,000.00	1,018.70	1.24	6.22
Class I	2.82	1,000.00	1,028.20	0.27	1.36	Class I	5.00	1,000.00	1,023.52	0.27	1.36

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

6	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 70%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.27%	$1,000.00	$1,032.70	0.58%	$2.93	Class A	5.00%	$1,000.00	$1,021.98	0.58%	$2.92
Class B	2.83	1,000.00	1,028.30	1.51	7.61	Class B	5.00	1,000.00	1,017.35	1.51	7.57
Class C	2.98	1,000.00	1,029.80	1.23	6.21	Class C	5.00	1,000.00	1,018.75	1.23	6.17
Class I	3.45	1,000.00	1,034.50	0.24	1.21	Class I	5.00	1,000.00	1,023.67	0.24	1.21

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	7

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 50%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.62%	$1,000.00	$1,036.20	0.54%	$2.73	Class A	5.00%	$1,000.00	$1,022.18	0.54%	$2.72
Class B	3.13	1,000.00	1,031.30	1.48	7.47	Class B	5.00	1,000.00	1,017.50	1.48	7.42
Class C	3.30	1,000.00	1,033.00	1.27	6.42	Class C	5.00	1,000.00	1,018.55	1.27	6.37

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

8	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 30%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		Legg Mason Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.70%	$1,000.00	$1,037.00	0.54%	$2.73	[4]	Class A	5.00%	$1,000.00	$1,022.18	0.54%	$2.72
Class B	3.32	1,000.00	1,033.20	1.27	6.42	[4]	Class B	5.00	1,000.00	1,018.55	1.27	6.37
Class C♦	3.37	1,000.00	1,033.70	1.07	5.41	[4]	Class C♦	5.00	1,000.00	1,019.54	1.07	5.37
Class I5	1.25	1,000.00	1,012.50	0.36	1.36	[6]	Class I	5.00	1,000.00	1,023.08	0.36	1.80

[1]	For the six months ended July 31, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

[5]	For the period March 15, 2012 (inception date) to July 31, 2012.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (138), then divided by 366.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	9

Schedules of investments (unaudited)

July 31, 2012

Legg Mason Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			5,171,436	$59,730,081
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,525,881	69,517,529
Legg Mason Strategic Real Return Fund, Class IS Shares			3,075,120	42,559,665
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,991,051	69,076,820
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			475,835	63,138,534	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			4,572,175	70,411,501
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,295,311	30,854,307	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			2,132,290	42,922,993	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			7,774,983	61,966,617
The Royce Fund — Royce Value Fund, Institutional Class Shares			3,846,034	41,652,547
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,376,586	27,592,163
Western Asset High Yield Fund, Class IS Shares			2,135,975	18,625,703
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,328,498	24,402,657
Total Investments in Underlying Funds before Short-Term Investments (Cost — $536,674,226)				622,451,117

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,449,007; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value — $1,477,981) (Cost — $1,449,000)	0.180%	8/1/12	$1,449,000	1,449,000
Total Investments — 100.1% (Cost — $538,123,226#)				623,900,117
Liabilities in Excess of Other Assets — (0.1)%				(581,607)
Total Net Assets — 100.0%				$623,318,510

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,318,375	$26,777,229
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,902,665	44,584,938
Legg Mason Strategic Real Return Fund, Class IS Shares			2,217,879	30,695,451
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,848,007	44,367,518
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			302,147	40,091,879	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			2,936,537	45,222,668
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			825,889	19,672,682	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			1,083,803	21,816,960	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			3,854,895	30,723,511
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,949,148	21,109,278
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			4,600,390	53,410,530
Western Asset High Yield Fund, Class IS Shares			2,016,737	17,585,948
Western Asset Total Return Unconstrained Fund, Class IS Shares			4,123,379	43,213,015
Total Investments in Underlying Funds before Short-Term Investments (Cost — $371,980,852)				439,271,607

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutche Bank Securities Inc.; Proceeds at maturity — $1,150,006; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value — $1,173,001) (Cost — $1,150,000)	0.180%	8/1/12	$1,150,000	1,150,000
Total Investments — 100.1% (Cost — $373,130,852#)				440,421,607
Liabilities in Excess of Other Assets — (0.1)%				(322,898)
Total Net Assets — 100.0%				$440,098,709

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	11

Legg Mason Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			986,682	$11,396,180
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,277,300	19,619,329
Legg Mason Strategic Real Return Fund, Class IS Shares			1,428,559	19,771,257
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,714,696	19,770,442
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			127,316	16,893,543	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,292,094	19,898,240
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			410,543	9,779,142	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			553,378	11,139,507	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,408,586	11,226,432
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,000,800	10,838,664
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			6,488,869	75,335,768
Western Asset High Yield Fund, Class IS Shares			1,922,365	16,763,023
Western Asset Total Return Unconstrained Fund, Class IS Shares			3,406,556	35,700,710
Total Investments in Underlying Funds before Short-Term Investments (Cost — $236,490,442)				278,132,237

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $667,003; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value — $680,340) (Cost — $667,000)	0.180%	8/1/12	$667,000	667,000
Total Investments — 100.1% (Cost — $237,157,442#)				278,799,237
Liabilities in Excess of Other Assets — (0.1)%				(284,338)
Total Net Assets — 100.0%				$278,514,899

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Lifestyle Allocation 30%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			577,648	$6,671,831
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			376,398	5,781,476
Legg Mason Strategic Real Return Fund, Class IS Shares			741,912	10,268,062
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			509,356	5,872,870
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			32,773	4,348,706	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			384,916	5,927,709
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			214,104	5,099,948	*
The Royce Fund — Royce Value Fund, Institutional Class Shares			457,099	4,950,380
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			5,243,544	60,877,548
Western Asset High Yield Fund, Class IS Shares			1,512,676	13,190,532
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,049,983	21,483,825
Total Investments in Underlying Funds before Short-Term Investments (Cost — $124,310,672)				144,472,887

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $264,001; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value — $269,280) (Cost — $264,000)	0.180%	8/1/12	$264,000	264,000
Total Investments — 100.1% (Cost — $124,574,672#)				144,736,887
Liabilities in Excess of Other Assets — (0.1)%				(98,561)
Total Net Assets — 100.0%				$144,638,326

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	13

Statements of assets and liabilities (unaudited)

July 31, 2012

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Assets:
Investments, at cost	$538,123,226	$373,130,852
Investments, at value	623,900,117	440,421,607
Cash	688	929
Receivable for Underlying Funds sold	577,775	407,260
Receivable for Fund shares sold	532,842	473,864
Receivable from investment manager	2,521	—
Interest receivable	7	6
Prepaid expenses	39,296	34,606
Total Assets	625,053,246	441,338,272

Liabilities:
Payable for Fund shares repurchased	873,032	819,971
Service and/or distribution fees payable	190,461	133,215
Trustees’ fees payable	660	350
Accrued expenses	670,583	286,027
Total Liabilities	1,734,736	1,239,563
Total Net Assets	$623,318,510	$440,098,709

Net Assets:
Par value (Note 7)	$470	$331
Paid-in capital in excess of par value	616,336,428	453,016,776
Undistributed (overdistributed) net investment income	(1,289,808)	404,115
Accumulated net realized loss on Underlying Funds	(77,505,471)	(80,613,268)
Net unrealized appreciation on Underlying Funds	85,776,891	67,290,755
Total Net Assets	$623,318,510	$440,098,709

Shares Outstanding:
Class A	39,537,789	28,276,782
Class B	6,209,301	3,519,824
Class C	1,189,254	1,245,791
Class I	27,137	59,310

Net Asset Value:
Class A (and redemption price)	$13.39	$13.27
Class B*	$12.62	$13.43
Class C*	$12.79	$13.45
Class I (and redemption price)	$13.39	$13.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$14.21	$14.08

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2012

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Assets:
Investments, at cost	$237,157,442	$124,574,672
Investments, at value	278,799,237	144,736,887
Cash	243	452
Receivable for Underlying Funds sold	129,061	8,821
Receivable for Fund shares sold	392,058	154,730
Interest receivable	3	1
Prepaid expenses	32,171	31,752
Total Assets	279,352,773	144,932,643

Liabilities:
Payable for Fund shares repurchased	579,300	125,019
Service and/or distribution fees payable	84,405	38,026
Trustees’ fees payable	320	214
Payable for Underlying Funds purchased	—	18,367
Accrued expenses	173,849	112,691
Total Liabilities	837,874	294,317
Total Net Assets	$278,514,899	$144,638,326

Net Assets:
Par value (Note 7)	$223	$120
Paid-in capital in excess of par value	278,270,806	147,494,239
Undistributed net investment income	134,114	152,247
Accumulated net realized loss on Underlying Funds	(41,532,039)	(23,170,495)
Net unrealized appreciation on Underlying Funds	41,641,795	20,162,215
Total Net Assets	$278,514,899	$144,638,326

Shares Outstanding:
Class A	19,168,594	10,493,057
Class B	2,171,856	1,037,197
Class C	995,392	447,283	♦
Class I	—	7,214

Net Asset Value:
Class A (and redemption price)	$12.42	$12.04
Class B*	$12.77	$12.26
Class C*	$12.81	$12.24	♦
Class I (and redemption price)	—	$12.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$13.18	$12.57

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% (4.50% for the Allocation 30% Fund) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	15

Statements of operations (unaudited)

For the Six Months Ended July 31, 2012

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Investment Income:
Income distributions from Underlying Funds	$1,389,758	$2,032,578
Interest	1,007	808
Total Investment Income	1,390,765	2,033,386

Expenses:
Transfer agent fees (Note 5)	1,312,217	631,379
Service and/or distribution fees (Notes 2 and 5)	1,159,090	807,970
Shareholder reports	54,266	40,258
Registration fees	35,432	31,725
Trustees’ fees	26,395	17,523
Audit and tax	16,626	14,590
Legal fees	16,258	10,763
Fund accounting fees	13,822	13,668
Insurance	7,489	5,364
Custody fees	176	153
Miscellaneous expenses	2,627	2,243
Total Expenses	2,644,398	1,575,636
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(39,662)	—
Net Expenses	2,604,736	1,575,636
Net Investment Income (Loss)	(1,213,971)	457,750

Realized and Unrealized Gain (Loss) on Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(2,550,409)	(1,878,391)
Capital gain distributions from Underlying Funds	374	270
Net Realized Loss	(2,550,035)	(1,878,121)
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	19,944,341	15,578,991
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	17,394,306	13,700,870
Increase in Net Assets from Operations	$16,180,335	$14,158,620

See Notes to Financial Statements.

16	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2012

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Investment Income:
Income distributions from Underlying Funds	$2,263,211	$1,729,818
Interest	486	188
Total Investment Income	2,263,697	1,730,006

Expenses:
Transfer agent fees (Note 5)	319,209	143,115
Service and/or distribution fees (Notes 2 and 5)	507,401	226,635
Shareholder reports	25,400	12,680
Registration fees	29,924	30,343
Trustees’ fees	11,829	6,128
Audit and tax	14,043	13,575
Legal fees	11,159	10,672
Fund accounting fees	13,615	7,229
Insurance	3,784	2,206
Custody fees	91	22
Miscellaneous expenses	1,908	1,636
Total Expenses	938,363	454,241
Net Investment Income	1,325,334	1,275,765

Realized and Unrealized Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of Underlying Funds	1,073,122	666,355
Capital gain distributions from Underlying Funds	173	90
Net Realized Gain	1,073,295	666,445
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	7,457,196	3,247,050
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	8,530,491	3,913,495
Increase in Net Assets from Operations	$9,855,825	$5,189,260

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	17

Statements of changes in net assets

Legg Mason Lifestyle Allocation 85%

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income (loss)	$(1,213,971)	$5,835,012
Net realized gain (loss)	(2,550,035)	5,632,667
Change in net unrealized appreciation (depreciation)	19,944,341	(18,283,730)
Increase (Decrease) in Net Assets From Operations	16,180,335	(6,816,051)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(326,091)	(5,500,033)
Decrease in Net Assets From Distributions to Shareholders	(326,091)	(5,500,033)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,030,455	65,906,249
Reinvestment of distributions	324,866	5,484,184
Cost of shares repurchased	(57,743,037)	(116,330,564)
Net assets of shares issued in connection with merger (Note 8)	—	96,063,151
Increase (Decrease) in Net Assets From Fund Share Transactions	(30,387,716)	51,123,020
Increase (Decrease) in Net Assets	(14,533,472)	38,806,936

Net Assets:
Beginning of period	637,851,982	599,045,046
End of period*	$623,318,510	$637,851,982
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(1,289,808)	$250,254

See Notes to Financial Statements.

18	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 70%

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$457,750	$5,827,570
Net realized loss	(1,878,121)	(10,012,460)
Change in net unrealized appreciation (depreciation)	15,578,991	8,689,316
Increase in Net Assets From Operations	14,158,620	4,504,426

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(698,340)	(5,850,055)
Decrease in Net Assets From Distributions to Shareholders	(698,340)	(5,850,055)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	19,470,276	50,846,992
Reinvestment of distributions	696,060	5,828,223
Cost of shares repurchased	(41,245,859)	(88,577,468)
Decrease in Net Assets From Fund Share Transactions	(21,079,523)	(31,902,253)
Decrease in Net Assets	(7,619,243)	(33,247,882)

Net Assets:
Beginning of period	447,717,952	480,965,834
End of period*	$440,098,709	$447,717,952
* Includes undistributed net investment income of:	$404,115	$644,705

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	19

Legg Mason Lifestyle Allocation 50%

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$1,325,334	$5,293,810
Net realized gain	1,073,295	5,796,293
Change in net unrealized appreciation (depreciation)	7,457,196	(4,225,290)
Increase in Net Assets From Operations	9,855,825	6,864,813

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,547,136)	(5,170,019)
Decrease in Net Assets From Distributions to Shareholders	(1,547,136)	(5,170,019)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,686,391	43,379,774
Reinvestment of distributions	1,537,542	5,137,670
Cost of shares repurchased	(31,147,469)	(72,009,809)
Decrease in Net Assets From Fund Share Transactions	(11,923,536)	(23,492,365)
Decrease in Net Assets	(3,614,847)	(21,797,571)

Net Assets:
Beginning of period	282,129,746	303,927,317
End of period*	$278,514,899	$282,129,746
* Includes undistributed net investment income of:	$134,114	$355,916

See Notes to Financial Statements.

20	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 30%

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$1,275,765	$3,631,266
Net realized gain	666,445	2,711,496
Change in net unrealized appreciation (depreciation)	3,247,050	(1,262,765)
Increase in Net Assets From Operations	5,189,260	5,079,997

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,290,153)	(3,670,008)
Decrease in Net Assets From Distributions to Shareholders	(1,290,153)	(3,670,008)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,025,131	28,735,071
Reinvestment of distributions	1,284,337	3,650,421
Cost of shares repurchased	(17,472,216)	(37,606,451)
Decrease in Net Assets From Fund Share Transactions	(5,162,748)	(5,220,959)
Decrease in Net Assets	(1,263,641)	(3,810,970)

Net Assets:
Beginning of period	145,901,967	149,712,937
End of period*	$144,638,326	$145,901,967
* Includes undistributed net investment income of:	$152,247	$166,635

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	21

Financial highlights

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$13.06	$13.20	$11.02	$8.26	$15.00	$16.52

Income (loss) from operations:
Net investment income (loss)[4]	(0.02)	0.14	0.12	0.17	0.20	0.23
Net realized and unrealized gain (loss)	0.36	(0.15)	2.19	2.77	(5.57)	(0.89)
Total income (loss) from operations	0.34	(0.01)	2.31	2.94	(5.37)	(0.66)

Less distributions from:
Net investment income	(0.01)	(0.13)	(0.13)	(0.18)	(0.18)	(0.20)
Net realized gains	—	—	—	—	(1.19)	(0.66)
Total distributions	(0.01)	(0.13)	(0.13)	(0.18)	(1.37)	(0.86)

Net asset value, end of period	$13.39	$13.06	$13.20	$11.02	$8.26	$15.00
Total return[5]	2.58%	(0.04)%	20.97%[6]	35.53%	(37.58)%	(4.41)%

Net assets, end of period (000s)	$529,377	$535,123	$495,922	$424,907	$317,256	$492,744

Ratios to average net assets:
Gross expenses[7]	0.70%[8]	0.68%	0.73%	0.79%	0.79%	0.85%[9]
Net expenses[7,10,11]	0.70 [8]	0.68	0.73	0.77 [12]	0.73 [12]	0.78 [9,12]
Net investment income (loss)[4]	(0.26) [8]	1.07	1.02	1.66	1.64	1.37

Portfolio turnover rate	6%	36%	14%	15%	41%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 20.79%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.36	$12.50	$10.44	$7.83	$14.32	$15.80

Income (loss) from operations:
Net investment income (loss)[4]	(0.07)	0.02	0.02	0.08	0.09	0.09
Net realized and unrealized gain (loss)	0.34	(0.13)	2.07	2.62	(5.28)	(0.82)
Proceeds from settlement of a regulatory matter	—	—	0.03	—	—	—
Total income (loss) from operations	0.27	(0.11)	2.12	2.70	(5.19)	(0.73)

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.06)	(0.09)	(0.11)	(0.09)
Net realized gains	—	—	—	—	(1.19)	(0.66)
Total distributions	(0.01)	(0.03)	(0.06)	(0.09)	(1.30)	(0.75)

Net asset value, end of period	$12.62	$12.36	$12.50	$10.44	$7.83	$14.32
Total return[5]	2.16%	(0.88)%	20.29%[6]	34.45%	(38.07)%	(5.06)%

Net assets, end of period (000s)	$78,373	$86,735	$88,768	$84,327	$70,232	$127,665

Ratios to average net assets:
Gross expenses[7]	1.65%[8]	1.59%	1.59%	1.62%	1.63%	1.67%[9]
Net expenses[7,10,11,12]	1.55 [8]	1.52	1.55	1.51	1.52	1.51 [9]
Net investment income (loss)[4]	(1.11) [8]	0.17	0.16	0.87	0.79	0.55

Portfolio turnover rate	6%	36%	14%	15%	41%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 19.81%. Class B received $226,269 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.50	$12.64	$10.55	$7.92	$14.46	$15.94

Income (loss) from operations:
Net investment income (loss)[4]	(0.05)	0.06	0.05	0.11	0.13	0.12
Net realized and unrealized gain (loss)	0.35	(0.14)	2.10	2.65	(5.34)	(0.82)
Proceeds from settlement of a regulatory matter	—	—	0.06	—	—	—
Total income (loss) from operations	0.30	(0.08)	2.21	2.76	(5.21)	(0.70)

Less distributions from:
Net investment income	(0.01)	(0.06)	(0.12)	(0.13)	(0.14)	(0.12)
Net realized gains	—	—	—	—	(1.19)	(0.66)
Total distributions	(0.01)	(0.06)	(0.12)	(0.13)	(1.33)	(0.78)

Net asset value, end of period	$12.79	$12.50	$12.64	$10.55	$7.92	$14.46
Total return[5]	2.38%	(0.61)%	20.96%[6]	34.84%	(37.85)%	(4.82)%

Net assets, end of period (000s)	$15,206	$15,640	$14,142	$12,733	$11,147	$23,879

Ratios to average net assets:
Gross expenses[7]	1.24%[8]	1.25%	1.27%	1.18%	1.15%	1.29%[9]
Net expenses[7,10,11]	1.24 [8]	1.25	1.27	1.18	1.15	1.29 [9]
Net investment income (loss)[4]	(0.80) [8]	0.49	0.45	1.18	1.08	0.75

Portfolio turnover rate	6%	36%	14%	15%	41%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 20.20%. Class C received $69,830 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

24	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$13.03	$13.16	$10.99	$8.26	$8.82

Income (loss) from operations:
Net investment income[4]	0.01	0.15	0.22	0.28	0.09
Net realized and unrealized gain (loss)	0.36	(0.12)	2.14	2.69	(0.47)
Total income (loss) from operations	0.37	0.03	2.36	2.97	(0.38)

Less distributions from:
Net investment income	(0.01)	(0.16)	(0.19)	(0.24)	(0.18)
Total distributions	(0.01)	(0.16)	(0.19)	(0.24)	(0.18)

Net asset value, end of period	$13.39	$13.03	$13.16	$10.99	$8.26
Total return[5]	2.82%	0.30%	21.51%[6]	35.87%	(4.37)%

Net assets, end of period (000s)	$363	$354	$213	$8	$1

Ratios to average net assets:
Gross expenses[7]	0.27%[8]	0.38%	0.32%	0.80%	5.84%[8]
Net expenses[7,9,10]	0.27 [8]	0.38	0.27 [11]	0.25 [11]	0.53 [8,11]
Net investment income[4]	0.18 [8]	1.16	1.82	2.69	8.99 [8]

Portfolio turnover rate	6%	36%	14%	15%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period December 16, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 21.33%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	25

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.87	$12.90	$11.02	$8.35	$12.96	$13.52

Income (loss) from operations:
Net investment income[4]	0.02	0.18	0.19	0.26	0.27	0.32
Net realized and unrealized gain (loss)	0.40	(0.02)	1.90	2.67	(4.59)	(0.59)
Total income (loss) from operations	0.42	0.16	2.09	2.93	(4.32)	(0.27)

Less distributions from:
Net investment income	(0.02)	(0.19)	(0.21)	(0.26)	(0.29)	(0.29)
Total distributions	(0.02)	(0.19)	(0.21)	(0.26)	(0.29)	(0.29)

Net asset value, end of period	$13.27	$12.87	$12.90	$11.02	$8.35	$12.96
Total return[5]	3.27%	1.27%	19.00%[6]	35.13%	(33.50)%	(2.10)%

Net assets, end of period (000s)	$375,293	$376,974	$393,408	$350,121	$270,592	$413,780

Ratios to average net assets:
Gross expenses[7]	0.58%[8]	0.57%	0.63%	0.70%	0.64%	0.76%[9]
Net expenses[7,10,11]	0.58 [8]	0.57	0.63	0.70	0.64 [12]	0.75 [9,12]
Net investment income[4]	0.34 [8]	1.43	1.59	2.61	2.43	2.33

Portfolio turnover rate	7%	32%	17%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 18.82%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$13.08	$13.10	$11.19	$8.46	$13.12	$13.67

Income (loss) from operations:
Net investment income (loss)[4]	(0.04)	0.06	0.08	0.18	0.18	0.20
Net realized and unrealized gain (loss)	0.41	(0.01)	1.91	2.71	(4.63)	(0.57)
Proceeds from settlement of a regulatory matter	—	—	0.05	—	—	—
Total income (loss) from operations	0.37	0.05	2.04	2.89	(4.45)	(0.37)

Less distributions from:
Net investment income	(0.02)	(0.07)	(0.13)	(0.16)	(0.21)	(0.18)
Total distributions	(0.02)	(0.07)	(0.13)	(0.16)	(0.21)	(0.18)

Net asset value, end of period	$13.43	$13.08	$13.10	$11.19	$8.46	$13.12
Total return[5]	2.83%	0.40%	18.29%[6]	34.17%	(34.06)%	(2.78)%

Net assets, end of period (000s)	$47,272	$53,585	$69,294	$68,651	$59,592	$107,908

Ratios to average net assets:
Gross expenses[7]	1.51%[8]	1.46%	1.49%	1.58%	1.47%	1.57%[9]
Net expenses[7,10,11]	1.51 [8]	1.46	1.48 [12]	1.52 [12]	1.46 [12]	1.51 [9,12]
Net investment income (loss)[4]	(0.60) [8]	0.47	0.71	1.75	1.54	1.46

Portfolio turnover rate	7%	32%	17%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 17.66%. Class B received $266,096 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	27

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$13.08	$13.10	$11.19	$8.47	$13.12	$13.69

Income (loss) from operations:
Net investment income (loss)[4]	(0.02)	0.10	0.12	0.21	0.22	0.24
Net realized and unrealized gain (loss)	0.41	(0.02)	1.91	2.72	(4.63)	(0.60)
Proceeds from settlement of a regulatory matter	—	—	0.05	—	—	—
Total income (loss) from operations	0.39	0.08	2.08	2.93	(4.41)	(0.36)

Less distributions from:
Net investment income	(0.02)	(0.10)	(0.17)	(0.21)	(0.24)	(0.21)
Total distributions	(0.02)	(0.10)	(0.17)	(0.21)	(0.24)	(0.21)

Net asset value, end of period	$13.45	$13.08	$13.10	$11.19	$8.47	$13.12
Total return[5]	2.98%	0.65%	18.67%[6]	34.55%	(33.76)%	(2.68)%

Net assets, end of period (000s)	$16,750	$16,657	$18,060	$17,028	$15,232	$28,324

Ratios to average net assets:
Gross expenses[7]	1.23%[8]	1.25%	1.24%	1.17%	1.11%	1.30%[9]
Net expenses[7,10,11]	1.23 [8]	1.25	1.24	1.17	1.11	1.30 [9]
Net investment income (loss)[4]	(0.31) [8]	0.76	0.97	2.08	1.88	1.74

Portfolio turnover rate	7%	32%	17%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures , exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 18.03%. Class C received $75,228 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

28	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.80	$12.85	$11.00	$8.33	$12.94	$14.26

Income (loss) from operations:
Net investment income[4]	0.04	0.23	0.26	0.29	0.29	0.23
Net realized and unrealized gain (loss)	0.40	(0.04)	1.84	2.67	(4.60)	(1.22)
Total income (loss) from operations	0.44	0.19	2.10	2.96	(4.31)	(0.99)

Less distributions from:
Net investment income	(0.02)	(0.24)	(0.25)	(0.29)	(0.30)	(0.33)
Total distributions	(0.02)	(0.24)	(0.25)	(0.29)	(0.30)	(0.33)

Net asset value, end of period	$13.22	$12.80	$12.85	$11.00	$8.33	$12.94
Total return[5]	3.45%	1.56%	19.19%[6]	35.58%	(33.47)%	(7.05)%

Net assets, end of period (000s)	$784	$502	$204	$43	$25	$28

Ratios to average net assets:
Gross expenses[7]	0.24%[8]	0.34%	0.31%	0.48%	0.93%	0.66%[8,9]
Net expenses[7,10,11]	0.24 [8]	0.34	0.31 [12]	0.44 [12]	0.55 [12]	0.46 [8,9,12]
Net investment income[4]	0.69 [8]	1.84	2.18	2.92	2.63	5.15 [8]

Portfolio turnover rate	7%	32%	17%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period October 2, 2007 (inception date) to January 31, 2008.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 19.01%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	29

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.06	$11.97	$10.55	$8.20	$12.10	$12.90

Income (loss) from operations:
Net investment income[4]	0.07	0.23	0.28	0.38	0.37	0.41
Net realized and unrealized gain (loss)	0.37	0.09	1.45	2.38	(3.57)	(0.45)
Total income (loss) from operations	0.44	0.32	1.73	2.76	(3.20)	(0.04)

Less distributions from:
Net investment income	(0.08)	(0.23)	(0.31)	(0.41)	(0.34)	(0.39)
Net realized gains	—	—	—	—	(0.36)	(0.37)
Total distributions	(0.08)	(0.23)	(0.31)	(0.41)	(0.70)	(0.76)

Net asset value, end of period	$12.42	$12.06	$11.97	$10.55	$8.20	$12.10
Total return[5]	3.62%	2.76%	16.59%	34.37%	(27.69)%	(0.48)%

Net assets, end of period (000s)	$238,027	$238,181	$249,807	$222,590	$172,244	$249,747

Ratios to average net assets:
Gross expenses[6]	0.54%[7]	0.53%	0.54%	0.60%	0.56%	0.68%[8]
Net expenses[6,9,10]	0.54 [7]	0.53	0.54	0.59 [11]	0.56	0.68 [8]
Net investment income[4]	1.08 [7]	1.97	2.49	3.96	3.57	3.19

Portfolio turnover rate	8%	31%	21%	22%	32%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.40	$12.30	$10.84	$8.41	$12.40	$13.20

Income (loss) from operations:
Net investment income[4]	0.01	0.12	0.18	0.29	0.29	0.30
Net realized and unrealized gain (loss)	0.38	0.10	1.49	2.46	(3.67)	(0.45)
Proceeds from settlement of a regulatory matter	—	—	0.02	—	—	—
Total income (loss) from operations	0.39	0.22	1.69	2.75	(3.38)	(0.15)

Less distributions from:
Net investment income	(0.02)	(0.12)	(0.23)	(0.32)	(0.25)	(0.28)
Net realized gains	—	—	—	—	(0.36)	(0.37)
Total distributions	(0.02)	(0.12)	(0.23)	(0.32)	(0.61)	(0.65)

Net asset value, end of period	$12.77	$12.40	$12.30	$10.84	$8.41	$12.40
Total return[5]	3.13%	1.82%	15.72%[6]	33.27%	(28.35)%	(1.27)%

Net assets, end of period (000s)	$27,740	$31,325	$40,926	$41,369	$36,012	$60,243

Ratios to average net assets:
Gross expenses[7]	1.48%[8]	1.44%	1.43%	1.50%	1.40%	1.52%[9]
Net expenses[7,10,11]	1.48 [8]	1.44	1.43	1.48 [12]	1.40	1.51 [9,12]
Net investment income[4]	0.13 [8]	1.00	1.57	3.03	2.67	2.29

Portfolio turnover rate	8%	31%	21%	22%	32%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.54%. Class B received $85,925 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	31

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.43	$12.33	$10.87	$8.44	$12.43	$13.23

Income (loss) from operations:
Net investment income[4]	0.02	0.15	0.20	0.32	0.31	0.33
Net realized and unrealized gain (loss)	0.39	0.09	1.48	2.46	(3.67)	(0.45)
Proceeds from settlement of a regulatory matter	—	—	0.05	—	—	—
Total income (loss) from operations	0.41	0.24	1.73	2.78	(3.36)	(0.12)

Less distributions from:
Net investment income	(0.03)	(0.14)	(0.27)	(0.35)	(0.27)	(0.31)
Net realized gains	—	—	—	—	(0.36)	(0.37)
Total distributions	(0.03)	(0.14)	(0.27)	(0.35)	(0.63)	(0.68)

Net asset value, end of period	$12.81	$12.43	$12.33	$10.87	$8.44	$12.43
Total return[5]	3.30%	2.01%	16.13%[6]	33.54%	(28.09)%	(1.07)%

Net assets, end of period (000s)	$12,748	$12,624	$13,194	$13,701	$12,103	$23,946

Ratios to average net assets:
Gross expenses[7]	1.27%[8]	1.26%	1.27%	1.20%	1.14%	1.29%[9]
Net expenses[7,10,11]	1.27 [8]	1.26	1.27	1.20	1.14	1.29 [9]
Net investment income[4]	0.36 [8]	1.26	1.73	3.30	2.84	2.52

Portfolio turnover rate	8%	31%	21%	22%	32%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.66%. Class C received $54,973 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$11.72	$11.61	$10.60	$8.40	$11.44	$11.81

Income (loss) from operations:
Net investment income[4]	0.11	0.30	0.41	0.52	0.47	0.49
Net realized and unrealized gain (loss)	0.32	0.11	0.97	2.20	(3.01)	(0.38)
Total income (loss) from operations	0.43	0.41	1.38	2.72	(2.54)	0.11

Less distributions from:
Net investment income	(0.11)	(0.30)	(0.37)	(0.52)	(0.50)	(0.48)
Total distributions	(0.11)	(0.30)	(0.37)	(0.52)	(0.50)	(0.48)

Net asset value, end of period	$12.04	$11.72	$11.61	$10.60	$8.40	$11.44
Total return[5]	3.70%	3.63%	13.22%	32.98%	(22.69)%	0.84%

Net assets, end of period (000s)	$126,359	$126,014	$126,222	$80,223	$63,539	$85,817

Ratios to average net assets:
Gross expenses[6]	0.54%[7]	0.56%	0.57%[8]	0.63%	0.62%	0.75%[9]
Net expenses[6,10,11]	0.54 [7]	0.56	0.57 [8]	0.63	0.62 [12]	0.73 [9,12]
Net investment income[4]	1.85 [7]	2.57	3.66	5.41	4.63	4.17

Portfolio turnover rate	8%	33%	32%	26%	37%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sale charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and next expense ratios would both have been 0.55%.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	33

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$11.93	$11.82	$10.78	$8.54	$11.62	$11.98

Income (loss) from operations:
Net investment income[4]	0.07	0.22	0.34	0.46	0.42	0.42
Net realized and unrealized gain (loss)	0.33	0.12	1.00	2.23	(3.06)	(0.37)
Proceeds from settlement of a regulatory matter	—	—	0.01	—	—	—
Total income (loss) from operations	0.40	0.34	1.35	2.69	(2.64)	0.05

Less distributions from:
Net investment income	(0.07)	(0.23)	(0.31)	(0.45)	(0.44)	(0.41)
Total distributions	(0.07)	(0.23)	(0.31)	(0.45)	(0.44)	(0.41)

Net asset value, end of period	$12.26	$11.93	$11.82	$10.78	$8.54	$11.62
Total return[5]	3.32%	2.89%	12.69%[6]	32.09%	(23.11)%	0.37%

Net assets, end of period (000s)	$12,716	$14,589	$18,075	$13,528	$11,881	$18,078

Ratios to average net assets:
Gross expenses[7]	1.27%[8]	1.24%	1.21%[9]	1.28%	1.16%	1.33%[10]
Net expenses[7,11,12]	1.27 [8]	1.23 [13]	1.21 [9]	1.27 [13]	1.16 [13]	1.29 [10,13]
Net investment income[4]	1.11 [8]	1.87	2.99	4.73	4.03	3.53

Portfolio turnover rate	8%	33%	32%	26%	37%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.59%. Class B received $15,834 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C♦ Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$11.92	$11.80	$10.76	$8.52	$11.60	$11.97

Income (loss) from operations:
Net investment income[4]	0.08	0.24	0.34	0.48	0.43	0.44
Net realized and unrealized gain (loss)	0.32	0.12	1.00	2.23	(3.05)	(0.39)
Proceeds from settlement of a regulatory matter	—	—	0.04	—	—	—
Total income (loss) from operations	0.40	0.36	1.38	2.71	(2.62)	0.05

Less distributions from:
Net investment income	(0.08)	(0.24)	(0.34)	(0.47)	(0.46)	(0.42)
Total distributions	(0.08)	(0.24)	(0.34)	(0.47)	(0.46)	(0.42)

Net asset value, end of period	$12.24	$11.92	$11.80	$10.76	$8.52	$11.60
Total return[5]	3.37%	3.08%	13.05%[6]	32.37%	(22.99)%	0.38%

Net assets, end of period (000s)	$5,476	$5,299	$5,416	$3,585	$2,842	$5,412

Ratios to average net assets:
Gross expenses[7]	1.07%[8]	1.11%	1.17%[9]	1.16%	0.97%	1.17%[10]
Net expenses[7,11,12]	1.07 [8]	1.11	1.17 [9,13]	1.15 [13]	0.97	1.17 [10]
Net investment income[4]	1.32 [8]	2.02	3.02	4.92	4.11	3.68

Portfolio turnover rate	8%	33%	32%	26%	37%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.66%. Class C received $13,122 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.15%.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	35

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]

Net asset value, beginning of period	$12.01

Income (loss) from operations:
Net investment income[3]	0.09
Net realized and unrealized gain	0.06
Total income from operations	0.15

Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$12.03
Total return[4]	1.25%

Net assets, end of period (000s)	$87

Ratios to average net assets:
Gross expenses[5,6]	0.36%
Net expenses[5,6,7,8]	0.36
Net investment income[3,6]	2.06

Portfolio turnover rate	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 15, 2012 (inception date) to July 31, 2012 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”), and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The

Legg Mason Lifestyle Series 2012 Semi-Annual Report	37

Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in underlying funds†	$622,451,117	—	—	$622,451,117
Short-term investments†	—	$1,449,000	—	1,449,000
Total investments	$622,451,117	$1,449,000	—	$623,900,117

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in underlying funds†	$439,271,607	—	—	$439,271,607
Short-term investments†	—	$1,150,000	—	1,150,000
Total investments	$439,271,607	$1,150,000	—	$440,421,607

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in underlying funds†	$278,132,237	—	—	$278,132,237
Short-term investments†	—	$667,000	—	667,000
Total investments	$278,132,237	$667,000	—	$278,799,237

†	See Schedules of Investments for additional detailed categorizations.

38	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Allocation 30%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in underlying funds†	$144,472,887	—	—	$144,472,887
Short-term investments†	—	$264,000	—	264,000
Total investments	$144,472,887	$264,000	—	$144,736,887

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	39

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2012 no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is provided by Western Asset.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 85% and Allocation 70% Funds’ Class I shares will not exceed 0.55%. Also, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 30% Fund’s Class A, Class B, Class C (to be reclassified as Class C1 shares as of August 1, 2012) and Class I shares will not exceed 0.80%, 1.30%,1.25% and 0.55%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended July 31, 2012, , the Allocation 85% Fund was reimbursed for expenses in the amounts of $39,662 respectively.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30%, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 85%, Allocation 70%, and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares (Allocation 30% Class C shares to be reclassified as Class C1 shares as of

40	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

August 1, 2012) of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012.) This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective August 1, 2012, for Allocation 30%, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plans authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

For the six months ended July 31, 2012, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C
Allocation 85%	$152,981	$268	$82,640	$355
Allocation 70%	83,797	427	44,032	651
Allocation 50%	73,762	853	27,044	952
Allocation 30%♦	16,427	16	19,651	316

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 85%	$35,623,230	$68,070,111
Allocation 70%	30,406,839	52,104,596
Allocation 50%	22,185,638	34,453,777
Allocation 30%	12,055,802	17,337,924

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Allocation 85%	$99,464,287	$(13,687,396)	$85,776,891
Allocation 70%	69,028,218	(1,737,463)	67,290,755
Allocation 50%	41,641,795	—	41,641,795
Allocation 30%	20,162,215	—	20,162,215

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2012, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class B and Class C (Allocation 30% Class C shares to be reclassified as Class C1 as of August 1, 2012) shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution

Legg Mason Lifestyle Series 2012 Semi-Annual Report	41

fee with respect to their Class B and Class C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Allocation 30% pays a distribution fee with respect to its Class B and Class C (to be reclassified as Class C1 shares as of August 1, 2012) shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 85%
Class A	$667,339	$1,052,769
Class B	414,229	244,797
Class C	77,522	14,278
Class I	—	373
Total	$1,159,090	$1,312,217

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 70%
Class A	$471,620	$504,157
Class B	252,578	112,791
Class C	83,772	13,797
Class I	—	634
Total	$807,970	$631,379

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 50%
Class A	$297,012	$248,100
Class B	147,814	59,384
Class C	62,575	11,725
Total	$507,401	$319,209

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 30%
Class A	$157,141	$109,118
Class B	50,566	27,029
Class C♦	18,928	6,918
Class I†	—	50
Total	$226,635	$143,115

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

†	For the period March 15, 2012 (inception date) to July 31, 2012.

For the six months ended July 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Allocation 85%
Class B	$39,662
Total	$39,662

42	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Allocation 85%
Net Investment Income:
Class A	$273,959	$5,210,743
Class B	43,694	209,498
Class C	8,251	75,954
Class I	187	3,838
Total	$326,091	$5,500,033

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Allocation 70%
Net Investment Income:
Class A	$600,027	$5,401,531
Class B	72,193	311,235
Class C	24,843	128,853
Class I	1,277	8,436
Total	$698,340	$5,850,055

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Allocation 50%
Net Investment Income:
Class A	$1,473,241	$4,692,566
Class B	43,673	331,259
Class C	30,222	146,194
Total	$1,547,136	$5,170,019

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Allocation 30%
Net Investment Income:
Class A	$1,181,333	$3,260,124
Class B	71,561	303,020
Class C♦	36,662	106,864
Class I†	597	—
Total	$1,290,153	$3,670,008

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

†	For the period March 15, 2012 (inception date) to July 31, 2012.

7. Shares of beneficial interest

At July 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	43

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Allocation 85%
Class A
Shares sold	1,978,827	$26,412,940	4,509,817	$58,319,540
Shares issued on reinvestment	20,737	273,113	417,850	5,198,051
Shares repurchased	(3,447,549)	(46,089,546)	(6,819,891)	(88,070,197)
Shares issued with merger	—	—	5,299,308	73,261,856
Net increase (decrease)	(1,447,985)	$(19,403,493)	3,407,084	$48,709,250

Class B
Shares sold	11,944	$153,504	439,458	$5,610,268
Shares issued on reinvestment	3,509	43,615	17,733	209,068
Shares repurchased	(823,105)	(10,396,150)	(1,972,566)	(24,149,547)
Shares issued with merger	—	—	1,431,312	18,707,860
Net increase (decrease)	(807,652)	$(10,199,031)	(84,063)	$377,649

Class C
Shares sold	33,064	$421,027	65,985	$817,783
Shares issued on reinvestment	632	7,951	6,143	73,227
Shares repurchased	(95,415)	(1,213,198)	(249,302)	(3,091,047)
Shares issued with merger	—	—	309,480	4,093,435
Net increase (decrease)	(61,719)	$(784,220)	132,306	$1,893,398

Class I
Shares sold	3,267	$42,984	86,908	$1,158,658
Shares issued on reinvestment	14	187	309	3,838
Shares repurchased	(3,355)	(44,143)	(76,172)	(1,019,773)
Net increase (decrease)	(74)	$(972)	11,045	$142,723

Allocation 70%
Class A
Shares sold	1,321,708	$17,421,890	3,499,751	$44,523,429
Shares issued on reinvestment	45,895	598,472	434,404	5,383,695
Shares repurchased	(2,378,747)	(31,312,197)	(5,147,608)	(65,442,813)
Net decrease	(1,011,144)	$(13,291,835)	(1,213,453)	$(15,535,689)

Class B
Shares sold	14,306	$190,492	299,706	$3,992,717
Shares issued on reinvestment	5,452	72,017	24,471	310,334
Shares repurchased	(595,483)	(7,958,922)	(1,517,310)	(19,581,438)
Net decrease	(575,725)	$(7,696,413)	(1,193,133)	$(15,278,387)

Class C
Shares sold	109,150	$1,459,482	152,149	$1,952,382
Shares issued on reinvestment	1,838	24,294	9,956	125,758
Shares repurchased	(138,674)	(1,843,759)	(266,790)	(3,464,669)
Net decrease	(27,686)	$(359,983)	(104,685)	$(1,386,529)

Class I
Shares sold	30,009	$398,412	29,657	$378,464
Shares issued on reinvestment	98	1,277	683	8,436
Shares repurchased	(10,034)	(130,981)	(6,978)	(88,548)
Net increase	20,073	$268,708	23,362	$298,352

44	Legg Mason Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Allocation 50%
Class A
Shares sold	1,337,906	$16,450,369	3,171,742	$37,749,579
Shares issued on reinvestment	118,432	1,464,542	397,841	4,666,091
Shares repurchased	(2,042,168)	(25,102,049)	(4,686,168)	(55,464,295)
Net decrease	(585,830)	$(7,187,138)	(1,116,585)	$(13,048,625)

Class B
Shares sold	20,060	$253,649	242,254	$2,999,782
Shares issued on reinvestment	3,392	43,281	27,153	328,001
Shares repurchased	(377,364)	(4,778,711)	(1,070,293)	(13,083,498)
Net decrease	(353,912)	$(4,481,781)	(800,886)	$(9,755,715)

Class C
Shares sold	77,691	$982,373	216,234	$2,630,413
Shares issued on reinvestment	2,329	29,719	11,885	143,578
Shares repurchased	(99,942)	(1,266,709)	(282,474)	(3,462,016)
Net decrease	(19,922)	$(254,617)	(54,355)	$(688,025)

Allocation 30%
Class A
Shares sold	835,201	$9,933,295	2,150,568	$24,853,136
Shares issued on reinvestment	99,006	1,178,984	283,868	3,250,031
Shares repurchased	(1,189,972)	(14,146,115)	(2,554,048)	(29,535,815)
Net decrease	(255,765)	$(3,033,836)	(119,612)	$(1,432,648)

Class B
Shares sold	31,109	$376,818	189,744	$2,241,545
Shares issued on reinvestment	5,826	70,638	25,728	300,268
Shares repurchased	(222,527)	(2,696,047)	(522,325)	(6,163,535)
Net decrease	(185,592)	$(2,248,591)	(306,853)	$(3,621,722)

Class C♦
Shares sold	51,921	$629,304	139,083	$1,640,390
Shares issued on reinvestment	2,816	34,118	8,595	100,122
Shares repurchased	(51,996)	(630,025)	(162,061)	(1,907,101)
Net increase (decrease)	2,741	$33,397	(14,383)	$(166,589)

Class I†
Shares sold	7,166	$85,714	—	—
Shares issued on reinvestment	50	597	—	—
Shares repurchased	(2)	(29)	—	—
Net increase	7,214	$86,282	—	—

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

†	For the period March 15, 2012 (inception date) to July 31, 2012.

8. Transfer of net assets

On April 21, 2011, Allocation 85% acquired the assets and certain liabilities of the Legg Mason Lifestyle Allocation 100% (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by Allocation 85% and the total net assets of the Acquired Fund and Allocation 85% on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Lifestyle Allocation 100%	7,040,100	$96,063,151	$619,515,813

As part of the reorganization, for each share they held, shareholders of the Acquired Fund Class A, Class B and Class C received 0.741862, 0.772639 and 0.766514 shares of Allocation 85% Class A, Class B and Class C shares, respectively.

Legg Mason Lifestyle Series 2012 Semi-Annual Report	45

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $18,903,732, accumulated net realized loss of $16,869,391 and accumulated net investment loss of $8,764. Total net assets of Allocation 85% immediately after the transfer were $715,578,964. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended January 31, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$5,575,971
Net realized gain	5,478,818
Change in net unrealized appreciation (depreciation)	(13,312,395)
Decrease in net assets from operations	$(2,257,606)

Because the combined investment funds have been managed as a single fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on April 21, 2011.

9. Capital loss carryforward

As of January 31, 2012, Allocation 85% had a net capital loss carryforward of approximately $20,569,466 of which $2,033,420 expires in 2016, $920,427 expires in 2017, $10,989,794 expires in 2018 and $6,625,825 expires in 2019. This amount will be available to offset any future taxable capital gains.

As of January 31, 2012, Allocation 70% had a net capital loss carryforward of approximately $46,400,303, of which $15,961,919 does not expire, $5,972,151 expires in 2014, $4,200,689 expires in 2017, $13,201,741 expires in 2018 and $7,063,803 expires in 2019. These amounts will be available to offset any future taxable capital gains.

As of January 31, 2012, Allocation 50% had a net capital loss carryforward of approximately $19,617,504, of which $3,483,634 expires in 2017, $13,178,522 expires in 2018 and $2,955,348 expires in 2019. These amounts will be available to offset any future taxable capital gains.

As of January 31, 2012, Allocation 30% had a net capital loss carryforward of approximately $13,590,612, of which $1,179,562 expires in 2013, $2,230,939 expires in 2014, $2,356,048 expires in 2015, $1,485,293 expires in 2016, $839,335 expires in 2017, $4,454,972 expires in 2018, and $1,044,463 expires in 2019. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc .

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Lifestyle Series. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/12 SR12-1745

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012